Document and Entity Information	Jul. 31, 2019
Prospectus:
Document Type	497
Document Period End Date	Jul. 31, 2019
Registrant Name	Morgan Stanley Insight Fund
Entity Central Index Key	0001002427
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Jul. 31, 2019
Document Effective Date	Jul. 31, 2019
Prospectus Date	Mar. 29, 2019
Morgan Stanley Insight Fund | A
Prospectus:
Trading Symbol	CPOAX
Morgan Stanley Insight Fund | B
Prospectus:
Trading Symbol	CPOBX
Morgan Stanley Insight Fund | L
Prospectus:
Trading Symbol	CPOCX
Morgan Stanley Insight Fund | I
Prospectus:
Trading Symbol	CPODX
Morgan Stanley Insight Fund | CLASS IS
Prospectus:
Trading Symbol	MCRTX
Morgan Stanley Insight Fund | Class C
Prospectus:
Trading Symbol	MSCMX